Statutory Surplus Reserve (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory Surplus Reserve [Abstract]
Statutory surplus reserve description	The Company's PRC subsidiaries are required to transfer 10% of their after-tax profits to a statutory surplus reserve until the reserve balance reaches 50% of its registered capital
Statutory surplus reserve usage percentage	Below 25% of registered capital
Statutory Surplus Reserve	$ 3,024,562	$ 3,024,562	$ 3,024,562